                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                                                  File No. 33-442


                                                                         -----
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    X
                                                                         -----

                                                                         -----
     Pre-Effective Amendment No.
                                                                         -----

                                                                         -----
     Post-Effective Amendment No.    22                                    X
                                                                         -----

                                       AND

                                                                          -----
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940             X
                                                                          -----


     Amendment No.   22
                   ------

                      DELAWARE GROUP EQUITY FUNDS IV, INC.
                   (formerly Delaware Group DelCap Fund, Inc.)
-------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

              1818 Market Street, Philadelphia, Pennsylvania            19103
-------------------------------------------------------------------------------
                 (Address of Principal Executive Offices)            (Zip Code)

Registrant's Telephone Number, including Area Code:               (215)255-2923
                                                                  -------------

     George M. Chamberlain, Jr., 1818 Market Street, Philadelphia, PA 19103
-------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)

Approximate Date of Public Offering:                             April 30, 1997
                                                                 --------------

It is proposed that this filing will become effective:

    _____immediately upon filing pursuant to paragraph (b)

      X  on April 30, 1997 pursuant to paragraph (b)
    -----
    _____60 days after filing pursuant to paragraph (a)(1)

    _____on (date) pursuant to paragraph (a)(1)

    _____75 days after filing pursuant to paragraph (a)(2)

    _____on (date) pursuant to paragraph (a)(2) of Rule 485

          Registrant has registered an indefinite amount of securities under the Securities Act of 1933 pursuant to Section 24(f)
        of the Investment Company Act of 1940. Registrant's 24f-2 Notice
        for its most recent fiscal year was filed on November 21, 1996.

                             --- C O N T E N T S ---



     This Post-Effective Amendment No. 22 to Registration File No. 33-442 includes the following:


          1.     Facing Page

          2.     Contents Page

          3.     Cross-Reference Sheet

          4.     Part A - Prospectuses and Supplements*

          5.     Part B - Statement of Additional Information*

          6.     Part C - Other Information*

          7.     Signatures



* This Post-Effective Amendment relates to the Registrant's two series of shares and their classes: DelCap Fund - DelCap Fund A Class, DelCap Fund B Class, DelCap Fund C Class and DelCap Fund Institutional Class and Capital Appreciation Fund - Capital Appreciation Fund A Class, Capital Appreciation Fund B Class, Capital Appreciation Fund C Class and Capital Appreciation Fund Institutional Class. Shares of each Fund are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C. The Registrant's DelCap Fund A Class, B Class and C Class Prospectus and DelCap Fund Institutional Class Prospectus, and Capital Appreciation Fund A Class, B Class and C Class Prospectus and Capital Appreciation Fund Institutional Class Prospectus, each dated November 29, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on November 27, 1996. Supplements dated December 20, 1996 and filed with the Commission on that date under Rule 497(e) for the DelCap Fund A, B and C Class and DelCap Institutional Class are not incorporated into this filing by reference. Those supplements will be superseded by the supplements included in this filing. The Statement of Additional Information dated November 29, 1996 for DelCap Fund and Capital Appreciation Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 485(b) on November 27, 1996.

                             CROSS-REFERENCE SHEET*

                                    PART A**

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       ------------
                                                                                                 DelCap Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class

     1         Cover Page......................................................        Cover Page            Cover Page

     2         Synopsis........................................................         Synopsis;             Synopsis;
                                                                                       Summary of            Summary of
                                                                                        Expenses              Expenses

     3         Condensed Financial Information.................................         Financial             Financial
                                                                                       Highlights            Highlights

     4         General Description of Registrant ..............................        Investment            Investment
                                                                                      Objective and         Objective and
                                                                                    Policies; Shares;     Policies; Shares;
                                                                                    Other Investment      Other Investment
                                                                                    Policies and Risk     Policies and Risk
                                                                                      Considerations       Considerations

     5         Management of the Fund .........................................       Management of         Management of
                                                                                        the Fund              the Fund

     6         Capital Stock and Other Securities .............................       The Delaware            Dividends
                                                                                      Difference;        and Distributions;
                                                                                      Dividends and         Taxes; Shares
                                                                                     Distributions;
                                                                                      Taxes; Shares

     7         Purchase of Securities Being Offered............................        Cover Page;           Cover Page;
                                                                                       How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                     Calculation of        Calculation of
                                                                                     Offering Price        Net Asset Value
                                                                                      and Net Asset          Per Share;
                                                                                    Value Per Share;        Management of
                                                                                      Management of           the Fund
                                                                                        the Fund

                             CROSS-REFERENCE SHEET*

                                    PART A**
                                   (Continued)

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       ------------
                                                                                                  DelCap Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class

     8         Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                       Redemption            Redemption
                                                                                      and Exchange          and Exchange

     9         Legal Proceedings...............................................           None                  None



* This filing relates to Registrant's DelCap Fund A Class, DelCap Fund B Class, DelCap Fund C Class and DelCap Fund Institutional Class of DelCap Fund and Capital Appreciation Fund A Class, Capital Appreciation Fund B Class, Capital Appreciation Fund C Class and Capital Appreciation Fund Institutional Class of Capital Appreciation Fund. Shares of each Fund are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

** The Registrant's DelCap Fund A Class, B Class and C Class Prospectus and DelCap Fund Institutional Class Prospectus each dated November 29, 1996, are incorporated into this filing by reference to the electronic filing of these Prospectuses made pursuant to Rule 485(b) on November 27, 1996. Supplements dated December 20, 1996 and filed with the Commission on that date under Rule 497(e) for the DelCap Fund A, B and C Class and DelCap Fund Institutional Class are not incorporated into this filing by reference. Those supplements will be superseded by the supplements included in this filing.

                             CROSS-REFERENCE SHEET*

                                    PART A**
                                   (Continued)

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       ------------
                                                                                           Capital Appreciation Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class

     1         Cover Page......................................................        Cover Page            Cover Page

     2         Synopsis........................................................         Synopsis;             Synopsis;
                                                                                       Summary of            Summary of
                                                                                        Expenses              Expenses

     3         Condensed Financial Information.................................         Financial             Financial
                                                                                       Highlights            Highlights

     4         General Description of Registrant ..............................        Investment            Investment
                                                                                      Objective and         Objective and
                                                                                    Policies; Shares;     Policies; Shares;
                                                                                    Other Investment      Other Investment
                                                                                      Policies and          Policies and
                                                                                          Risk                  Risk
                                                                                     Considerations        Considerations

     5         Management of the Fund .........................................       Management of         Management of
                                                                                        the Fund              the Fund

     6         Capital Stock and Other Securities .............................       The Delaware            Dividends
                                                                                      Difference;        and Distributions;
                                                                                      Dividends and         Taxes; Shares
                                                                                     Distributions;
                                                                                      Taxes; Shares

                             CROSS-REFERENCE SHEET*

                                    PART A**
                                   (Continued)

                                                                                                  Location in
Item No.       Description                                                                       Prospectuses
--------       -----------                                                                       ------------
                                                                                           Capital Appreciation Fund
                                                                                        A Class/            Institutional
                                                                                        B Class/                Class
                                                                                        C Class

     7         Purchase of Securities Being Offered............................        Cover Page;           Cover Page;
                                                                                       How to Buy;           How to Buy
                                                                                         Shares;               Shares;
                                                                                     Calculation of        Calculation of
                                                                                     Offering Price        Net Asset Value
                                                                                      and Net Asset          Per Share;
                                                                                    Value Per Share;        Management of
                                                                                      Management of           the Fund
                                                                                        the Fund

     8         Redemption or Repurchase........................................        How to Buy            How to Buy
                                                                                         Shares;               Shares;
                                                                                       Redemption            Redemption
                                                                                      and Exchange          and Exchange

     9         Legal Proceedings...............................................           None                  None




* This filing relates to Registrant's DelCap Fund A Class, DelCap Fund B Class, DelCap Fund C Class and DelCap Fund Institutional Class of DelCap Fund and Capital Appreciation Fund A Class, Capital Appreciation Fund B Class, Capital Appreciation Fund C Class and Capital Appreciation Fund Institutional Class of Capital Appreciation Fund. Shares of each Fund are described in separate prospectuses, however, they share a common Statement of Additional Information and Part C.

** The Registrant's Capital Appreciation Fund A Class, B Class and C Class Prospectus and Capital Appreciation Fund Institutional Class Prospectus, each dated November 29, 1996, are incorporated into this filing by reference to the electronic filing of these Prospectuses made pursuant to Rule 485(b) on November 27, 1996.

                              CROSS REFERENCE SHEET

                                     PART B*

                                                                                             Location in Statement
Item No.       Description                                                                 of Additional Information
--------       -----------                                                                 -------------------------
    10         Cover Page......................................................                   Cover Page

    11         Table of Contents...............................................                Table of Contents

    12         General Information and History.................................               General Information

    13         Investment Objectives and Policies..............................             Investment Policies and
                                                                                             Portfolio Techniques

    14         Management of the Registrant....................................             Officers and Directors

    15         Control Persons and Principal Holders
               of Securities...................................................             Officers and Directors

    16         Investment Advisory and Other Services..........................             Plans Under Rule 12b-1
                                                                                             for the Fund Classes
                                                                                          (under Purchasing Shares);
                                                                                             Investment Management
                                                                                           Agreements; Officers and
                                                                                              Directors; General
                                                                                            Information; Financial
                                                                                                  Statements

    17         Brokerage Allocation............................................         Trading Practices and Brokerage

    18         Capital Stock and Other Securities..............................               Capitalization and
                                                                                             Noncumulative Voting
                                                                                          (under General Information)

    19         Purchase, Redemption and Pricing of Securities
               Being Offered...................................................               Purchasing Shares;
                                                                                          Determining Offering Price
                                                                                             and Net Asset Value;
                                                                                          Redemption and Repurchase;
                                                                                              Exchange Privilege

    20         Tax Status......................................................               Accounting and Tax
                                                                                            Issues; Distributions
                                                                                                   and Taxes

    21         Underwriters ...................................................                Purchasing Shares

    22         Calculation of Performance Data.................................             Performance Information

    23         Financial Statements............................................              Financial Statements


* The Statement of Additional Information dated November 29, 1996 for DelCap Fund and Capital Appreciation Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 485(b) on November 27, 1996.

                              CROSS REFERENCE SHEET

                                     PART C

                                                                                                  Location in
                                                                                                    Part C
                                                                                                  -----------
    24         Financial Statements and Exhibits..............................                      Item 24

    25         Persons Controlled by or under Common
               Control with Registrant........................................                      Item 25

    26         Number of Holders of Securities................................                      Item 26

    27         Indemnification................................................                      Item 27

    28         Business and Other Connections of
               Investment Adviser.............................................                      Item 28

    29         Principal Underwriters.........................................                      Item 29

    30         Location of Accounts and Records...............................                      Item 30

    31         Management Services............................................                      Item 31

    32         Undertakings...................................................                      Item 32


The Registrant's DelCap Fund A Class, B Class and C Class Prospectus and DelCap Fund Institutional Class Prospectus and Capital Appreciation Fund A Class, B Class and C Class Prospectus and Capital Appreciation Fund Institutional Class Prospectus, each dated November 29, 1996, are incorporated into this filing by reference to the electronic filing of those Prospectuses made pursuant to Rule 485(b) on November 27, 1996. Supplements dated December 20, 1996 and filed with the Commission on that date under Rule 497(e) for the DelCap Fund A, B and C Class and DelCap Fund Institutional Class are not incorporated into this filing by reference. Those supplements will be superseded by the supplements included in this filing. The Statement of Additional Information dated November 29, 1996 for DelCap Fund and Capital Appreciation Fund is incorporated into this filing by reference to the electronic filing of the Statement of Additional Information made pursuant to Rule 485(b) on November 27, 1996.

                                 APRIL 30, 1997

                                   DELCAP FUND
                             A CLASS/B CLASS/C CLASS

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 29, 1996


         The following replaces information on page 1 of the Prospectus:

         Representatives of Financial Institutions:
         Nationwide 800-659-2265.

         The following supplements the section in the Prospectus entitled Buying Class A Shares at Net Asset Value under Classes of Shares:

         Purchases of Class A Shares may also be made by financial institutions investing for the account of their trust customers when they are not eligible to purchase shares of the DelCap Fund Institutional Class.

         The following replaces the portfolio manager information in the section of the Prospectus entitled Management of the Fund:

         Gerald S. Frey, Vice President/Senior Portfolio Manager assumed primary responsibility for making day-to-day investment decisions for DelCap Fund (the "Fund") in March 1997. Prior to this, he was Co-Manager of the Fund from June 1996 to March 1997. Mr. Frey, who has 20 years' experience in the money management business, holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

         In making investment decisions for the Fund, Mr. Frey regularly consults with Wayne A. Stork, Marshall T. Bassett, William H. Miller, Judith R. Finger, John A. Heffern and Lori Wachs. Mr. Stork, Chairman of Delaware Management Company, Inc. and Delaware Group Equity Funds IV, Inc.'s ("Equity Funds IV, Inc.") Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. Marshall T. Bassett, Vice President, joined Delaware in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Miller is a Vice President/Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown & Catherwood. Ms. Finger is a Vice President/Assistant Portfolio Manager. She joined the Delaware Group in 1995 from the New York-based Fred Alger Management, where she was an equity analyst for three years. Prior to that, she held positions with Chemical Bank and Dun & Bradstreet, in mergers and acquisitions. She earned a bachelor of science degree in Finance from the University of Pennsylvania and her MBA in Finance & Accounting from the University of Chicago. John A. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Ms. Wachs is an Assistant Vice President. She joined the Delaware Group in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.

                                 APRIL 30, 1997

                            CAPITAL APPRECIATION FUND
                             A CLASS/B CLASS/C CLASS

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 29, 1996

         The following replaces information on page 1 of the Prospectus:

                  Representatives of Financial Institutions:
                  Nationwide 800-659-2265

         The following supplements the section of the Prospectus entitled Financial Highlights.

Financial Highlights

         The following unaudited financial highlights for Capital Appreciation Fund are derived from the unaudited financial statements of Capital Appreciation Fund for the period December 2, 1996 (date of initial public offering) through March 31, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Group Equity Funds IV, Inc.'s Statement of Additional Information.


                                                               Capital
                                                            Appreciation
                                                            Fund A Class
                                                            ------------
                                                             Unaudited
                                                             12/2/96(1)
                                                              through
                                                              3/31/97
                                                            ------------

Net Asset Value, Beginning of Period......................   $8.5000

Income From Investment Operations
Net Investment Income.....................................    0.0163
Net Gains (Losses) on Securities
    (both realized and unrealized)........................   (0.4583)
                                                             -------
       Total From Investment Operations...................   (0.4420)
                                                             -------

Less Distributions
Dividends from Net Investment Income......................   (0.0080)
Distributions from Capital Gains..........................     none
Returns of Capital........................................     none
                                                             -------
       Total Distributions................................   (0.0080)
                                                             -------

Net Asset Value, End of Period............................   $8.0500
                                                             =======
------------------------------

Total Return.............................................     (5.20%)(2)(3)

------------------------------

Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).................       $6
Ratio of Expenses to Average Daily Net Assets.............    0.75%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................    1.33%
Ratio of Net Investment Income to Average
    Daily Net Assets......................................    0.59%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................    0.01%
Portfolio Turnover Rate...................................      73%
Average Commission Rate Paid..............................   $0.0567

----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Does not reflect maximum sales charge of 4.75%, nor the 1% Limited CDSC that would apply in the event of certain redemptions within 12 months of purchase for Class A Shares.
(3) Total return reflects the expense limitations and waivers of 12b-1 Plan fees referenced under Summary of Expenses in the Prospectus.

       The following replaces the portfolio manager information in the section of the Prospectus entitled Management of the Fund:

       Gerald S. Frey, Vice President/Senior Portfolio Manager, assumed primary responsibility for making day-to-day investment decisions for the Fund in March 1997. Mr. Frey was Co-Manager of Capital Appreciation Fund (the "Fund") from the Fund's inception to March 1997. Mr. Frey, who has 20 years' experience in the money management business, holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

       In making investment decisions for the Fund, Mr. Frey regularly consults with Wayne A. Stork, Marshall T. Bassett, William H. Miller, Judith R. Finger, John A. Heffern and Lori Wachs. Mr. Stork, Chairman of the Delaware Management Company, Inc. and Equity Fund IV, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. Marshall T. Bassett, Vice President, joined Delaware in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Miller is a Vice President/Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown & Catherwood. Ms. Finger is a Vice President/Assistant Portfolio Manager. She joined the Delaware Group in 1995 from the New York- based Fred Alger Management, where she was an equity analyst for three years. Prior to that, she held positions with Chemical Bank and Dun & Bradstreet, in mergers and acquisitions. She earned a bachelor of science degree in Finance from the University of Pennsylvania and her MBA in Finance & Accounting from the University of Chicago. John A. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Ms. Wachs is an Assistant Vice President. She joined the Delaware Group in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.

       Robert L. Arnold, Vice President/Portfolio Manager for the Fund, assumed responsibility for making investment decisions for the large cap equity portion of the Fund in March 1997. Prior to this at the Delaware Group, he was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. He holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Group in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.

                                 APRIL 30, 1997

                         DELCAP FUND INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 29, 1996

         The following replaces the categories of eligible purchasers of Institutional Class shares in the section of the Prospectus entitled Classes of
Shares:

         Shares of the Class are available for purchase only by: (a) retirement plans introduced by persons not associated with brokers or dealers that are primarily engaged in the retail securities business and rollover individual retirement accounts from such plans; (b) tax-exempt employee benefit plans of the Manager, or its affiliates and securities dealer firms with a selling agreement with the Distributor; (c) institutional advisory accounts of Delaware Management Company, Inc., or its affiliates and those having client relationships with Delaware Investment Advisers, a division of Delaware Management Company, Inc., or its affiliates and their corporate sponsors, as well as subsidiaries and related employee benefit plans and rollover individual retirement accounts from such institutional advisory accounts; (d) a bank, trust company and similar financial institution investing for its own account or for the account of its trust customers for whom such financial institution is exercising investment discretion in purchasing shares of the Class, except where the investment is part of a program that requires payment to the financial institution of a Rule 12b-1 Plan fee; and (e) registered investment advisers investing on behalf of clients that consist solely of institutions and high net-worth individuals having at least $1,000,000 entrusted to the adviser for investment purposes, but only if the adviser is not affiliated or associated with a broker or dealer and derives compensation for its services exclusively from its clients for such advisory services.

         The following replaces the portfolio manager information in the section of the Prospectus entitled Management of the Fund:

         Gerald S. Frey, Vice President/Senior Portfolio Manager assumed primary responsibility for making day-to-day investment decisions for DelCap Fund (the "Fund") in March 1997. Prior to this, he was Co-Manager of the Fund from June 1996 to March 1997. Mr. Frey, who has 20 years' experience in the money management business, holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

         In making investment decisions for the Fund, Mr. Frey regularly consults with Wayne A. Stork, Marshall T. Bassett, William H. Miller, Judith R. Finger, John A. Heffern and Lori Wachs. Mr. Stork, Chairman of Delaware Management Company, Inc.

and Delaware Equity Funds IV, Inc.'s ("Equity Funds IV, Inc.") Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. Marshall T. Bassett, Vice President, joined Delaware in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Miller is a Vice President/Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown & Catherwood. Ms. Finger is a Vice President/Assistant Portfolio Manager. She joined the Delaware Group in 1995 from the New York-based Fred Alger Management, where she was an equity analyst for three years. Prior to that, she held positions with Chemical Bank and Dun & Bradstreet, in mergers and acquisitions. She earned a bachelor of science degree in Finance from the University of Pennsylvania and her MBA in Finance & Accounting from the University of Chicago. John A. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Ms. Wachs is an Assistant Vice President. She joined the Delaware Group in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.

                                 APRIL 30, 1997

                            CAPITAL APPRECIATION FUND
                               INSTITUTIONAL CLASS

                SUPPLEMENT TO PROSPECTUS DATED NOVEMBER 29, 1996


The following supplements the section of the Prospectus entitled Financial
Highlights:

Financial Highlights

       The following unaudited financial highlights for Capital Appreciation Fund are derived from the unaudited financial statements of Capital Appreciation Fund for the period December 2, 1996 (date of initial public offering) through March 31, 1997. The data should be read in conjunction with the financial statements and related notes which are included with Delaware Group Equity Funds IV, Inc.'s Statement of Additional Information.


                                                        Capital Appreciation
                                                                Fund
                                                            Institutional
                                                                Class
                                                            -------------
                                                              Unaudited
                                                             12/2/96(1)
                                                               through
                                                               3/31/97
                                                            -------------

Net Asset Value, Beginning of Period......................     $8.5000

Income From Investment Operations
Net Investment Income.....................................      0.0163
Net Gains (Losses) on Securities
    (both realized and unrealized)........................     (0.4583)
                                                               -------
       Total From Investment Operations...................     (0.4420)
                                                               -------

Less Distributions
Dividends from Net Investment Income......................     (0.0080)
Distributions from Capital Gains..........................       none
Returns of Capital........................................       none
                                                               -------
       Total Distributions................................     (0.0080)
                                                               -------

Net Asset Value, End of Period............................     $8.0500
                                                               =======



Total Return..............................................      (5.20%)(2)



Ratios/Supplemental Data

Net Assets, End of Period (000's omitted).................     $1,895
Ratio of Expenses to Average Daily Net Assets.............      0.75%
Ratio of Expenses to Average Daily Net Assets
    Prior to Expense Limitation...........................      1.33%
Ratio of Net Investment Income to Average
    Daily Net Assets......................................      0.59%
Ratio of Net Investment Income to Average Daily Net Assets
    Prior to Expense Limitation...........................      0.01%
Portfolio Turnover Rate...................................        73%
Average Commission Rate Paid..............................    $0.0567

----------
(1) Date of initial public offering; ratios have been annualized but total return has not been annualized. Total return for this short of a time period may not be representative of longer term results.
(2) Total return reflects the expense limitations referenced under Summary of Expenses in the Prospectus.

       The following replaces the portfolio manager information in the section of the Prospectus entitled Management of the Fund:

       Gerald S. Frey, Vice President/Senior Portfolio Manager, assumed primary responsibility for making day-to-day investment decisions for the Fund in March 1997. Mr. Frey was Co-Manager of Capital Appreciation Fund (the "Fund") from the Fund's inception to March 1997. Mr. Frey, who has 20 years' experience in the money management business, holds a BA in Economics from Bloomsburg University and attended Wilkes College and New York University. Prior to joining the Delaware Group in 1996, he was a Senior Director with Morgan Grenfell Capital Management in New York.

       In making investment decisions for the Fund, Mr. Frey regularly consults with Wayne A. Stork, Marshall T. Bassett, William H. Miller, Judith R. Finger, John A. Heffern and Lori Wachs. Mr. Stork, Chairman of the Delaware Management Company, Inc. and Equity Fund IV, Inc.'s Board of Directors, is a graduate of Brown University and attended New York University's Graduate School of Business Administration. Mr. Stork joined the Delaware Group in 1962 and has served in various executive capacities at different times within the Delaware organization. Marshall T. Bassett, Vice President, joined Delaware in 1997. In his most recent position, he served as Vice President in Morgan Stanley Asset Management's Emerging Growth Group, where he analyzed small growth companies. Prior to that, he was a trust officer at Sovran Bank and Trust Company. He received his bachelor's degree and MBA from Duke University. Mr. Miller is a Vice President/Assistant Portfolio Manager. He holds a BA in Economics from Trinity College. Prior to joining the Delaware Group in 1995, he worked as a technology analyst for Janney Montgomery Scott in Philadelphia and he has also served as an institutional salesman for Rutherford Brown & Catherwood. Ms. Finger is a Vice President/Assistant Portfolio Manager. She joined the Delaware Group in 1995 from the New York-based Fred Alger Management, where she was an equity analyst for three years. Prior to that, she held positions with Chemical Bank and Dun & Bradstreet, in mergers and acquisitions. She earned a bachelor of science degree in Finance from the University of Pennsylvania and her MBA in Finance & Accounting from the University of Chicago. John A. Heffern, Vice President, holds a bachelor's degree and an MBA from the University of North Carolina at Chapel Hill. He joined Delaware in 1997. Previously, he was a Senior Vice President, Equity Research at NatWest Securities Corporation's Specialty Finance Services unit. Prior to that, he was a Principal and Senior Regional Bank Analyst at Alex. Brown & Sons. Ms. Wachs is an Assistant Vice President. She joined the Delaware Group in 1992 from Goldman Sachs, where she was an equity analyst for two years. She is a graduate of the University of Pennsylvania's Wharton School, where she majored in Finance and Oriental studies.

       Robert L. Arnold, Vice President/Portfolio Manager for the Fund, assumed responsibility for making investment decisions for the large cap equity portion of the Fund in March 1997. Prior to this at the Delaware Group, he was a financial analyst focusing on the financial services industry including banks, thrifts, insurance companies and consumer finance companies. He holds a BS from Carnegie Mellon University and earned an MBA from the University of Chicago. He began his investment career as a management consultant with Arthur Young in Philadelphia. Prior to joining Delaware Group in March 1992, Mr. Arnold was a planning analyst with Chemical Bank in New York.

                                 APRIL 30, 1997
                      DELAWARE GROUP EQUITY FUNDS IV, INC.
                SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED NOVEMBER 29, 1996

         The following supplements the information in the section of the Statement of Additional Information entitled Performance Information.

         The performance of Class A Shares and Institutional Class shares of Capital Appreciation Fund (the "Fund"), as shown below, is the cumulative total return quotations through March 31, 1997.

                                         CUMULATIVE TOTAL RETURN(1)

                                         Capital           Capital           Capital
                                      Appreciation      Appreciation       Appreciation
                                     Fund A Class(2)   Fund A Class(2)         Fund
                                       (at Offer)         (at NAV)       Institutional Class

3 months ended 3/31/97                   (8.42%)           (3.82%)             (3.82%)

Period 11/29/96(3)
through 3/31/97                          (9.67%)           (5.20%)             (5.20%)


(1) Delaware Management Company, Inc. has elected voluntarily to waive that portion, if any, of the annual management fees payable by the Fund and to pay certain expenses of the Fund to the extent necessary to ensure that the Total Operating Expenses of each Class of the Fund does not exceed 0.75% (in each case, exclusive of taxes, interest, brokerage commissions, and extraordinary expenses and applicable 12b-1 expenses) through May 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(2) Delaware Distributors, L.P. has elected voluntarily to waive its right to receive 12b-1 Plan fees (including service fees) from the commencement of the public offering of Class A Shares of the Fund through May 31, 1997. In the absence of such waiver, performance would have been affected negatively.

(3) Date of initial public offering; total return for this short of a time period may not be representative of longer term results.

      The following provides updated information in the section of the Statement of Additional Information entitled Officers and Directors.

      As of March 31, 1997, the officers and directors of Delaware Group Equity Funds IV, Inc. ("Equity Funds IV, Inc.") owned less than 1% of the outstanding shares of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of DelCap Fund. As of the same date, Equity Funds IV, Inc.'s officers and directors owned less than 1% of Class A Shares, Class B Shares, Class C Shares and Institutional Class shares of Capital Appreciation Fund.

      Management believes the following accounts held 5% or more of the outstanding shares of a Class as of March 31, 1997:

Class                      Name and Address of Account                            Share Amount    Percentage
-----                      ---------------------------                            ------------    ----------

DelCap Fund A Class        Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attention: Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL 32246                                   5,128,316        16.72%

DelCap Fund B Class        Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL  32246                                     90,823        13.15%

DelCap Fund C Class        Merrill Lynch, Pierce, Fenner & Smith
                           For the Sole Benefit of its Customers
                           Attention:  Fund Administration
                           4800 Deer Lake Drive East - 3rd Floor
                           Jacksonville, FL  32246                                     13,325        12.70%

                           RS DMTC 401(k) Plan
                           Sino-Swearingen Aircraft 401(k) Plan
                           Attention:  Retirements Plans
                           1818 Market Street - 16th Floor
                           Philadelphia, PA  19103                                      5,323         5.07%

DelCap Fund                RS 401(k) Plan
Institutional Class        Price Waterhouse LLP
                           Savings Plan
                           1410 North Westshore Blvd., P.O. Box 30004
                           Tampa, FL  33630                                         1,768,352        35.88%

                           Boston Safe Agent for Mellon Bank
                           Trst. State of California Deferred Compensation Plan
                           Attention:  Bob Stein, Mail Code 028-004N
                           1 Cabot Road
                           Medford, MA  02155                                       1,675,652        33.99%




Class                      Name and Address of Account                            Share Amount    Percentage
-----                      ---------------------------                            ------------    ----------

                           Boston Safe Agent for Mellon Bank                          596,389        12.10%
                           Trst. State of California Thrift Plan
                           Attention: Bob Stein, Mail Code 028-004N
                           1 Cabot Road
                           Medford, MA 02155

Capital Appreciation       Bonnie Sue Rockhill and
A Class                    Roger William Rockhill
                           220 Spout Spring Avenue
                           Mount Holly, NJ 08060                                          348        48.97%

                           Thomas R. Dastalfo and
                           Mary Beth P. Dastalfo, JT WROS
                           1610 Highland Avenue
                           West Chester, PA 19380                                         118        16.65%

                           Douglas W. Degenhardt
                           237 Marple Road
                           Haverford, PA 19041                                            102        14.29%

                           J. Chris Meyer
                           Cust. Spencer D. Meyer
                           UTMA/MA
                           1680 Governors Way
                           Blue Bell, PA 19422                                             59         8.29%

                           J. Chris Meyer
                           Cust. Elizabeth L. Meyer
                           UTMA/MA
                           1680 Governors Way
                           Blue Bell, PA 19422                                             59         8.29%

Capital Appreciation       Chicago Trust Co.
Institutional Class        FBO Lincoln National Corp. Employee Relation Plan
                           c/o Marshall & Ilsley Trust Co.
                           P.O. Box 2977
                           Milwaukee, WI 53201                                        235,519        99.99%



         The following replaces the section of the Statement of Additional Information entitled Financial Statements.

FINANCIAL STATEMENTS

         Ernst & Young LLP serves as the independent auditors for Delaware Group Equity Funds IV, Inc. and, in its capacity as such, audits the annual financial statements of DelCap Fund and Capital Appreciation Fund. DelCap Fund's Statement of Net Assets, Statement of Assets and Liabilities, Statement of Operations, Statement of Changes in Net Assets and Notes to Financial Statements, as well as the report of Ernst & Young LLP, independent auditors, for the fiscal year ended September 30, 1996 are included in Delaware Group Equity Funds IV, Inc. - DelCap Fund's Annual Report to shareholders. The financial statements, the notes relating thereto and the report of Ernst & Young LLP listed above are incorporated by reference from the Annual Report into this Part B. Unaudited financial information for the period December 2, 1996 (date of initial public offering) through March 31, 1997 for Capital Appreciation Fund follows.

Delaware Group Equity Funds IV, Inc. -
Capital Appreciation Fund
Statement of Operations
For the Period Ended March 31, 1997
(Unaudited)


INVESTMENT INCOME:
Dividends                                      5,838
Interest                                     $ 2,926         $ 8,764
                                             -------
EXPENSES:
Management fees ($4,916)
  and directors' fees ($488)                   5,404
Reports and statements to shareholders           720
Registration fees                                596
Professional fees                                457
Custodian fees                                   399
Dividend disbursing and transfer
  agent fees and expenses                        398
Accounting fees and salaries                     220
Taxes, other than taxes on income                200
Other                                            327
                                             -------
                                               8,721

Expenses absorbed by Delaware Management
  Company, Inc.                                3,809           4,912
                                             -------         -------
NET INVESTMENT INCOME                                          3,852
                                                             -------

NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS:
Net realized gain from security transactions                     248
Net unrealized depreciation
  of investments
  during the period                                         (109,474)
                                                            ---------
NET REALIZED AND UNREALIZED GAIN
  ON INVESTMENTS                                            (109,226)
                                                            ---------
NET DECREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                         $ (105,374)
                                                          ===========




                             See accompanying notes

Delaware Group Equity Funds IV, Inc. -
Capital Appreciation Fund
Statement of Changes in Net Assets
(Unaudited)
                                                              12/2/96*
                                                                 to
                                                              3/31/97
                                                              -------
OPERATIONS:
Net investment income                                          $ 3,852
Net realized gain from security
  transactions                                                     248
Net unrealized depreciation
  of investments during the period                            (109,474)
                                                            -----------
Net decrease in net assets resulting
  from operations                                             (105,374)
                                                            -----------
DISTRIBUTIONS TO
  SHAREHOLDERS FROM:
Net investment income:
  Capital Appreciation Fund A Class                                 (1)
  Capital Appreciation Fund B Class                                  -
  Capital Appreciation Fund C Class                                  -
  Capital Appreciation Fund Institutional Class                 (1,882)
Net realized gain from security transactions:
  Capital Appreciation Fund A Class                                  -
  Capital Appreciation Fund B Class                                  -
  Capital Appreciation Fund C Class                                  -
  Capital Appreciation Fund Institutional Class                      -
                                                            -----------
                                                                (1,883)
                                                            -----------
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold:
  Capital Appreciation Fund A Class                              6,075
  Capital Appreciation Fund B Class                                  -
  Capital Appreciation Fund C Class                                  -
  Capital Appreciation Fund Institutional Class              2,000,009
Net asset value of shares issued upon
  reinvestment of dividends from net
  investment income and net realized
  gain from security transactions:
  Capital Appreciation Fund A Class                                  1
  Capital Appreciation Fund B Class                                  -
  Capital Appreciation Fund C Class                                  -
  Capital Appreciation Fund Institutional Class                  1,882
                                                           -----------
                                                             2,007,967
                                                           -----------
Cost of shares repurchased:
  Capital Appreciation Fund A Class                                  -
  Capital Appreciation Fund B Class                                  -
  Capital Appreciation Fund C Class                                  -
  Capital Appreciation Fund Institutional Class                      -
                                                           -----------
                                                                     -
                                                           -----------
Increase in net assets derived
  from capital share transactions                            2,007,967
                                                           -----------

NET INCREASE IN NET ASSETS                                   1,900,710

NET ASSETS:
Beginning of period                                                  -
                                                           -----------
End of period (including undistributed
  net investment income of $1,969)                          $1,900,710
                                                           ===========
----------------------------
*Date of initial public offering

                             See accompanying notes

Delaware Group Equity Funds IV, Inc. -
Capital Appreciation Fund
Financial Highlights
(Unaudited)

                                                              Capital               Capital
                                                         Appreciation Fund      Appreciation Fund
                                                              A Class          Institutional Class
                                                              -------          -------------------
                                                             12/2/96(1)            12/2/96(1)
                                                                 to                   to
                                                              3/31/97               3/31/97
                                                              -------               -------

Net asset value, beginning of period                          $8.5000               $8.5000
Income from investment operations:
  Net investment income                                        0.0163                0.0163
  Net realized and unrealized gain
    from security transactions                                (0.4583)              (0.4583)
                                                              --------              --------
  Total from investment operations                            (0.4420)              (0.4420)
                                                              --------              --------
Less distributions:
  Dividends from net investment income                        (0.0080)              (0.0080)
  Distributions from net realized gain
    on security transactions                                        -                     -
         Total distributions                                  (0.0080)              (0.0080)
                                                              --------              --------
Net asset value, end of period                                $8.0500               $8.0500
                                                              =======               ========

Total return (2)                                               (5.20%)                (5.20%)

Ratios/supplemental data:
  Net assets, end of period (000 omitted)                         $6                 $1,895
  Ratio of expenses to average net assets                       0.75%                  0.75%
  Ratio of expenses to average net assets
    prior to expense limitation                                 1.33%                  1.33%
  Ratio of net investment income to
    average net assets                                          0.59%                  0.59%
  Ratio of net investment income to average
    net assets prior to expense limitation                      0.01%                  0.01%
  Portfolio turnover                                              73%                    73%
  Average commission rate paid                               $0.0600                $0.0600

--------------------------
(1) Date of initial public offering; ratios have been annualized and total return has not been annualized.
(2) Does not include current maximum sales charge of 4.75% nor the 1% limited contingent deferred sales charge that would apply in the event of certain redemptions within 12 months of purchase.

Delaware Group Equity Funds IV, Inc. -
Capital Appreciation Fund
Notes to Financial Statements
March 31, 1997
(Unaudited)

Delaware Group Equity Funds IV, Inc. - Capital Appreciation Fund is registered as a diversified open-end investment company under the Investment Company Act of 1940. The Fund is organized as a Maryland corporation and offers four classes of shares.

The objective of the Fund is to seek to provide investors with an investment that has the potential for capital appreciation.

1. SIGNIFICANT ACCOUNTING POLICIES
The following accounting policies are in accordance with generally accepted accounting principles and are consistently followed by the Fund:

Security Valuation-Securities listed on an exchange are valued at the last quoted sales price as of 4:00 pm EST on the valuation date. Securities not traded or securities not listed on an exchange are valued at the mean of the last quoted bid and asked prices. Long-term debt securities are valued by an independent pricing service when such prices are believed by the Board of Directors to reflect the fair value of such securities. Money market instruments having less than 60 days to maturity are valued at amortized cost which approximates market value.

Federal Income Taxes-The Fund intends to continue to qualify as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes is required in the financial statements. Income and capital gain distributions are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles.

Repurchase Agreements-The Fund may invest in a pooled cash account along with other members of the Delaware Group of Funds. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 100% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Class Accounting-Investment income, common expenses, and unrealized and realized gains (losses) are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Use of Estimates- The preparation of financial statements in conformity with generally accepted accounting principals requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other-Expenses common to all Funds within the Delaware Group of Funds are allocated amongst the funds on the basis of average net assets. Security transactions are recorded on the date the securities are purchased or sold (trade date). Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Original issue discounts are accreted to interest income over the lives of the respective securities.


2. INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS
In accordance with the terms of the Investment Management Agreement, the Fund pays Delaware Management Company, Inc. (DMC), the Investment Manager of the Fund, an annual fee which is calculated daily at the annual rate of 0.75% of the average daily net assets of the Fund.

DMC has elected voluntarily to waive its fee and reimburse the Fund to the extent that annual operating expenses, exclusive of taxes, interest, brokerage commission, extraordinary expenses and 12b-1 expenses exceed 0.75% of average net assets for each class through May 31, 1997. Total expenses absorbed by DMC for the period ended March 31, 1997 were $3,809.

Pursuant to the Distribution Agreement, the Fund pays Delaware Distributors, L.P. (DDLP), the Distributor and affiliate of DMC an annual fee not to exceed 0.30% of the average daily net assets of the A Class and 1.00% of the average daily net assets of the B Class and the C Class. No distribution expenses are paid by the Institutional Class. DDLP has elected voluntarily to waive 12B-1 plan fees through May 31, 1997.

The Fund has engaged Delaware Service Company, Inc. (DSC) and Delaware Investment & Retirement Services, Inc. (DIRSI), affiliates of DMC, to serve as dividend disbursing and transfer agents for the Fund. The Fund also engaged DSC to provide accounting services for the Fund. For the period ended March 31, 1997, the Fund expensed for dividend disbursing, transfer agent services and accounting services $618.

Certain officers of the Investment Manager are officers, directors, and/or employees of the Fund. These officers, directors and employees are paid no compensation by the Fund.

3.  INVESTMENTS
During the period ended March 31, 1997, the Fund made purchases of $2,377,130 and sales of $465,786 of investment securities other than U.S. government securities and temporary cash investments.

At March 31, 1997, the federal income tax cost basis of the Fund's investment were $2,013,592 and, accordingly, net unrealized depreciation for federal income tax purposes aggregated $109,474 of which $54,664 related to unrealized appreciation of securities and $164,138 related to unrealized depreciation of securities.

4.  CAPITAL STOCK
Transactions in capital stock shares of the fund were as follows:

                                                                        12/2/96*
                                                                           to
                                                                        3/31/97

Shares sold:
  Capital Appreciation Fund A Class                                         710
  Capital Appreciation Fund B Class                                           -
  Capital Appreciation Fund C Class                                           -
  Capital Appreciation Fund Institutional Class                         235,295

Shares issued upon reinvestment
  of dividends from net investment
  income and distributions of net realized
  gain from security transactions:
  Capital Appreciation Fund A Class                                           -
  Capital Appreciation Fund B Class                                           -
  Capital Appreciation Fund C Class                                           -
  Capital Appreciation Fund Institutional Class                             225
                                                                       --------
                                                                        236,230
                                                                       --------
Share repurchased:
  Capital Appreciation Fund A Class                                           -
  Capital Appreciation Fund B Class                                           -
  Capital Appreciation Fund C Class                                           -
  Capital Appreciation Fund Institutional Class                               -
                                                                       --------
                                                                              -
                                                                       --------

Net Increase                                                            236,230
                                                                       ========

-----------------------------
*Date of initial public offering.

Delaware Group Equity Funds IV, Inc - Capital Appreciation Fund
Statement of Net Assets
March 31, 1997
(Unaudited)

                                                                                      Number                   Market
                                                                                     of Shares                  Value
  COMMON STOCK-                                 94.81%
  Aerospace & Defense-                           3.46%
  AAR                                                 . . . . . . . . . . . . . . . . 1,400                    $42,000
  AMP                                                 . . . . . . . . . . . . . . . .   300                     10,313
  General Dynamics                                    . . . . . . . . . . . . . . . .   200                     13,475
                                                                                                        --------------
                                                                                                                65,788
                                                                                                        --------------
  Automobiles & Auto Parts-                      1.86%
  Ford Motor                                          . . . . . . . . . . . . . . . .   600                     18,825
  General Motors                                      . . . . . . . . . . . . . . . .   300                     16,613
                                                                                                        --------------
                                                                                                                35,438
                                                                                                        --------------
  Banking, Finance & Insurance-                 11.44%
  Aames Financial                                     . . . . . . . . . . . . . . . .   900                     18,225
  Aon                                                 . . . . . . . . . . . . . . . .   400                     24,500
  CIGNA                                               . . . . . . . . . . . . . . . .   150                     21,919
  Chase Manhattan                                     . . . . . . . . . . . . . . . .   300                     28,088
  Crestar Financial                                   . . . . . . . . . . . . . . . .   600                     20,775
  First Union                                         . . . . . . . . . . . . . . . .   200                     16,225
* Medallion Financial                                 . . . . . . . . . . . . . . . .   300                      5,400
  Mellon Bank                                         . . . . . . . . . . . . . . . .   400                     29,100
  Summit Bancorp                                      . . . . . . . . . . . . . . . .   500                     21,875
  The Money Store                                     . . . . . . . . . . . . . . . . 1,500                     31,406
                                                                                                        --------------
                                                                                                               217,513
                                                                                                        --------------

  Cable, Media & Publishing-                     1.08%
  McGraw-Hill                                         . . . . . . . . . . . . . . . .   400                     20,450
                                                                                                        --------------
                                                                                                                20,450
                                                                                                        --------------
  Chemicals-                                     2.90%
* Rhone-Poulenc-ADR                                   . . . . . . . . . . . . . . . .   700                     23,275
  DuPont(E.I.)DeNemours                               . . . . . . . . . . . . . . . .   300                     31,800
                                                                                                        --------------
                                                                                                                55,075
                                                                                                        --------------
  Computers & Technology-                       15.65%
  Adobe Systems                                       . . . . . . . . . . . . . . . .   700                     28,044
* BISYS Group                                         . . . . . . . . . . . . . . . .   900                     28,238
* BMC Software                                        . . . . . . . . . . . . . . . .   700                     32,244
* Cadence Design Systems                              . . . . . . . . . . . . . . . . 1,000                     34,375
* Compuware                                           . . . . . . . . . . . . . . . .   100                      6,313
* Cypress Semiconductor                               . . . . . . . . . . . . . . . . 1,800                     22,500
* EMC                                                 . . . . . . . . . . . . . . . .   800                     28,400
* Fore Systems                                        . . . . . . . . . . . . . . . .   900                     13,444
* INSO                                                . . . . . . . . . . . . . . . .   600                     22,575
* Komag                                               . . . . . . . . . . . . . . . .   900                     27,394
  Minnesota Mining & Manufacturing                    . . . . . . . . . . . . . . . .   200                     16,900
* Peerless Systems                                    . . . . . . . . . . . . . . . . 1,000                     11,875
* Pure Atria                                          . . . . . . . . . . . . . . . . 1,500                     25,218
                                                                                                        --------------
                                                                                                               297,520
                                                                                                        --------------
  Electronics & Electrical-                      4.61%
* Kulicke & Soffa Industries                          . . . . . . . . . . . . . . . .   200                      4,238
* LSI Logic                                           . . . . . . . . . . . . . . . .   700                     24,325
* Sipex                                               . . . . . . . . . . . . . . . .   700                     20,606
  Thomas & Betts                                      . . . . . . . . . . . . . . . .   500                     21,375
  Xerox                                               . . . . . . . . . . . . . . . .   300                     17,062
                                                                                                        --------------
                                                                                                                87,606
                                                                                                        --------------
  Energy-                                        8.29%
  Mobil                                               . . . . . . . . . . . . . . . .   200                     26,125
* Noble Drilling                                      . . . . . . . . . . . . . . . . 1,200                     20,700


* Patterson Energy                                    . . . . . . . . . . . . . . . .   900                     25,143
* Precision Drilling                                  . . . . . . . . . . . . . . . .   800                     33,800
  USX-Marathon Group                                  . . . . . . . . . . . . . . . .   900                     25,087
  Williams                                            . . . . . . . . . . . . . . . .   600                     26,700
                                                                                                        --------------
                                                                                                               157,555
                                                                                                        --------------
  Environmental Services-                        6.86%
* Philip Environmental                                . . . . . . . . . . . . . . . . 1,500                     22,687
* Republic Industries                                 . . . . . . . . . . . . . . . . 1,000                     34,812
* USA Waste Services                                  . . . . . . . . . . . . . . . . 1,000                     35,500
* United Waste Systems                                . . . . . . . . . . . . . . . . 1,000                     37,312
                                                                                                        --------------
                                                                                                               130,311
                                                                                                        --------------
  Food, Beverage & Tobacco-                      2.39%
  Heinz (H.J.)                                        . . . . . . . . . . . . . . . .   500                     19,750
  Philip Morris                                       . . . . . . . . . . . . . . . .   225                     25,678
                                                                                                        --------------
                                                                                                                45,428
                                                                                                        --------------
  Healthcare & Pharmaceuticals-                 17.54%
* BOC Group plc                                       . . . . . . . . . . . . . . . .   600                     18,900
  Baxter International                                . . . . . . . . . . . . . . . .   500                     21,563
  Bristol-Myers Squibb                                . . . . . . . . . . . . . . . .   400                     23,600
* Capstone Pharmacy                                   . . . . . . . . . . . . . . . . 2,600                     28,925
* DepoTech                                            . . . . . . . . . . . . . . . .   200                      3,050
* Dura Pharmaceuticals                                . . . . . . . . . . . . . . . .   900                     32,119
* HealthSouth                                         . . . . . . . . . . . . . . . . 1,600                     30,600
* Health Management Associates Class A                . . . . . . . . . . . . . . . . 1,300                     30,875
  Jones Medical Industries                            . . . . . . . . . . . . . . . .   400                      9,525
* MedPartners                                         . . . . . . . . . . . . . . . . 1,400                     29,750
  Pharmacia & Upjohn                                  . . . . . . . . . . . . . . . .   700                     25,637
* Phycor                                              . . . . . . . . . . . . . . . . 1,000                     27,187
  SmithKline Beecham                                  . . . . . . . . . . . . . . . .   300                     21,000
* Vencor                                              . . . . . . . . . . . . . . . .   700                     26,512
* Vertex Pharmaceuticals                              . . . . . . . . . . . . . . . .   100                      4,062
                                                                                                        --------------
                                                                                                               333,305
                                                                                                        --------------
  Industrial Machinery-                          0.75%
* PRI Automation                                      . . . . . . . . . . . . . . . .   300                     14,213
                                                                                                        --------------
                                                                                                                14,213
                                                                                                        --------------
  Leisure, Lodging & Entertainment-              6.25%
  Callaway Golf                                       . . . . . . . . . . . . . . . .   800                     22,900
* Equity Marketing                                    . . . . . . . . . . . . . . . .   500                      8,438
* Extended Stay America                               . . . . . . . . . . . . . . . . 1,800                     27,225
* HFS                                                 . . . . . . . . . . . . . . . .   600                     35,325
* Sun International Hotels                            . . . . . . . . . . . . . . . .   700                     24,500
* Teardrop Golf                                       . . . . . . . . . . . . . . . .   100                        422
                                                                                                        --------------
                                                                                                               118,810
                                                                                                        --------------
  Retail-                                        2.14%
* Aviation Sales                                      . . . . . . . . . . . . . . . .   400                     10,050
* General Nutrition                                   . . . . . . . . . . . . . . . . 1,500                     30,563
                                                                                                        --------------
                                                                                                                40,613
                                                                                                        --------------
  Telecommunications-                            3.51%
  Frontier                                            . . . . . . . . . . . . . . . .   800                     14,300
* PageMart Wireless                                   . . . . . . . . . . . . . . . .   900                      5,344
* Telco Systems                                       . . . . . . . . . . . . . . . . 1,700                     19,550
* Teleport Communications Group                       . . . . . . . . . . . . . . . . 1,200                     27,525
                                                                                                        --------------
                                                                                                                66,719
                                                                                                        --------------
  Transportation & Shipping-                     1.79%
  Norfolk Southern                                    . . . . . . . . . . . . . . . .   200                     17,050
  Union Pacific                                       . . . . . . . . . . . . . . . .   300                     17,025
                                                                                                        --------------
                                                                                                                34,075
                                                                                                        --------------



  Miscellaneous-                                 4.29%
* KLA Instruments                                     . . . . . . . . . . . . . . . .   200                      7,312
* National Education                                  . . . . . . . . . . . . . . . . 1,700                     21,462
* Personnel Group of America                          . . . . . . . . . . . . . . . . 1,200                     23,550
  Pitney Bowes                                        . . . . . . . . . . . . . . . .   500                     29,375
                                                                                                        --------------
                                                                                                                81,699
                                                                                                        --------------
  Total Common Stock (Cost $1,911,592)                                                                       1,802,118
                                                                                                        --------------


  REPURCHASE AGREEMENT-                          5.37%
  With Chase Manhattan 5.90% 04/01/97
    (dated 3/31/97, collateralized by
    $37,000 U.S Treasury Notes
    5.125% due 02/28/98, market value
    $36,447)                                                                         36,000                     36,000
  With Paine Webber Securities 6.25% 04/01/97
    (dated 3/31/97, collateralized by
    $27,000 U.S Treasury Notes
    6.00% due 08/31/97, market value
    $27,320 and $6,000 U.S. Treasury Notes
    7.75% due 11/30/99, market value
    $6,511)                                                                          33,000                     33,000
  With Prudential Securities 6.25% 04/01/97
    (dated 3/31/97, collateralized by
    $35,000 U.S Treasury Bills
    102 due 09/25/97, market value
    $33,841)                                                                         33,000                     33,000
  Total Repurchase Agreement                                                                                   102,000
                                                                                                        --------------

  TOTAL MARKET VALUE OF SECURITIES OWNED-      100.18%                                                       1,904,118
    (cost $2,013,592)                                                                                   --------------

  LIABILITIES NET OF RECEIVABLES                (0.18%)                                                         (3,408)
    AND OTHER ASSETS-                                                                                   --------------
  NET ASSETS APPLICABLE TO 236,230 SHARES      100.00%
    ($.01 Par Value) OUTSTANDING-                                                                           $1,900,710
                                                                                                        ==============

  NET ASSET VALUE - CAPITAL APPRECIATION FUND A CLASS
    ($1,894,998 / 235,520 shares)                                                                                $8.05
                                                                                                        ==============
  NET ASSET VALUE - CAPITAL APPRECIATION FUND INSTITUTIONAL CLASS
    ($5,712 / 710 shares)                                                                                        $8.05
                                                                                                        ==============



------------------------------------------------------------
*Non-income producing security for the period ended March 31, 1997


COMPONENTS OF NET ASSETS AT MARCH 31, 1997
Common stock $.01 par value 200,000,000 shares
  authorized to the Fund with 100,000,000 shares allocated to Capital
  Appreciation Fund A Class, 25,000,000 shares allocated to Capital
  Appreciation Fund B Class, 25,000,000 shares allocated to Capital
  Appreciation Fund C Class and 50,000,000 shares allocated to Capital
  Appreciation                                                                                              $2,007,967
  Fund Institutional Class
Accumulated undistributed income:
  Net investment gain                                                                                            1,969
  Net realized gain on investments                                                                                 248
  Net unrealized appreciation of investments                                                                  (109,474)
                                                                                                        --------------
Total Net Assets                                                                                            $1,900,710
                                                                                                        ==============


                                                              See accompanying notes


                                     PART C

                                Other Information


Item 24.  Financial Statements and Exhibits

          (a)     Financial Statements:

                  Part A      -   Financial Highlights

                 *Part B      -   Statement of Net Assets
                                  Statement of Assets and Liabilities
                                  Statement of Operations
                                  Statement of Changes in Net Assets
                                  Notes to Financial Statements
                                  Accountant's Report

                 * The financial statements and Accountant's Report listed above for DelCap Fund for the fiscal year ended September 30, 1996 are incorporated into Part B by reference. In addition, unaudited financial statements for Capital Appreciation Fund for the period ended March 31, 1997 are included in Part B.

          (b)    Exhibits:

                 (1)     Articles of Incorporation.

                         (a) Articles of Incorporation, as amended and supplemented through November 22, 1995, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                         (b)    Executed Articles Supplementary (November 28,
                                1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                         (c)    Executed Articles Supplementary (November 27,
                                1996) attached as Exhibit.

                         (d)    Executed Articles of Amendment (November 26,
                                1996) attached as Exhibit.

                 (2) By-Laws. By-Laws, as amended to date, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                 (3)     Voting Trust Agreement. Inapplicable.

PART C - Other Information
(Continued)


                 (4)     Copies of All Instruments Defining the Rights of
                         Holders.

                         (a)    Articles of Incorporation and Articles
                                Supplementary.

                                 (i) Article Third of Articles Supplementary
                                     (May 27, 1992), Article Second of Articles
                                     Supplementary (September 6, 1994), Article
                                     Fifth of Articles of Incorporation
                                     (September 18, 1985) and Article Eighth of
                                     Articles of Incorporation (September 18,
                                     1985), which was subsequently redesignated as Article Ninth (July 31, 1989), incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                                (ii) Article Third of Articles Supplementary
                                     (November 28, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

                               (iii) Executed Article Fifth of Articles
                                     Supplementary (November 27, 1996) attached as Exhibit 24(b)(1)(c).

                         (b) By-Laws. Article II, Article III, as amended, and Article XIII, which was subsequently redesignated as Article XIV, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                 (5)     Investment Management Agreement.

                         (a) Investment Management Agreement (April 3, 1995) between Delaware Management Company, Inc. and the Registrant on behalf of DelCap Fund incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                         (b) Executed Investment Management Agreement (November 29, 1996) between Delaware Management Company, Inc. and the Registrant on behalf of Capital Appreciation Fund attached as Exhibit.

                (6)      (a)    Distribution Agreement.

                                (i)  Executed Distribution Agreement (April 3,
                                     1995) between Delaware Distributors, L.P.
                                     and the Registrant on behalf of DelCap Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

PART C - Other Information
(Continued)


                                (ii) Executed Amendment No. 1 to Distribution
                                     Agreement (November 29, 1995) between
                                     Delaware Distributors, L.P. and the
                                     Registrant on behalf of DelCap Fund
                                     incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                               (iii) Executed Distribution Agreement (November
                                     29, 1996) between Delaware Distributors,
                                     L.P. and the Registrant on behalf of
                                     Capital Appreciation Fund attached as
                                     Exhibit.

                         (b) Administration and Service Agreement. Form of Administration and Service Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                         (c) Dealer's Agreement. Dealer's Agreement (as amended November 1995) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                         (d) Mutual Fund Agreement. Mutual Fund Agreement for the Delaware Group of Funds (as amended November
                                1995) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

                 (7)     Bonus, Profit Sharing, Pension Contracts.

                         (a) Amended and Restated Profit Sharing Plan (November 17, 1994) incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

                         (b)    Amendment to Profit Sharing Plan (December 21,
                                1995) incorporated into this filing by reference to Post-Effective Amendment No. 19 filed September 23, 1996.

                 (8)     Custodian Agreement.

                         (a) Executed Custodian Agreement (May 1, 1996) (Module) between The Chase Manhattan Bank and the Registrant on behalf of DelCap Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

PART C - Other Information
(Continued)

                                (i) Executed Amendment to Custodian Agreement (November 29, 1996) between The Chase Manhattan Bank and the Registrant on behalf of Capital Appreciation Fund attached as Exhibit.

                         (b) Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of DelCap Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                         (c) Form of Securities Lending Agreement (1996) between The Chase Manhattan Bank and the Registrant on behalf of Capital Appreciation Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 21, 1996.

                 (9)     Other Material Contracts.

                         (a) Executed Amended and Restated Shareholders Services Agreement (November 29, 1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund attached as Exhibit.

                         (b)    Executed Fund Accounting Agreement (August 19,
                                1996) between Delaware Service Company, Inc. and the Registrant on behalf of each Fund incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                                (i)  Executed Amendment No. 2 (November 29,
                                     1996) to Delaware Group of Funds Fund
                                     Accounting Agreement attached as Exhibit.

                                (ii) Executed Amendment No. 3 (December 27,
                                     1996) to Delaware Group of Funds Fund
                                     Accounting Agreement attached as Exhibit.

                               (iii) Executed Amendment No. 4 (February 24,
                                     1997) to Delaware Group of Funds Fund
                                     Accounting Agreement attached as Exhibit.

                 (10) Opinion of Counsel. Filed with letter relating to Rule 24f-2 on November 21, 1996.

                 (11)     Consent of Auditors.  Attached as Exhibit.

                 (12)     Inapplicable.

PART C - Other Information
(Continued)



                 (13) Investment Letter of Initial Shareholder. Incorporated into this filing by reference to Pre-Effective Amendment No. 2 filed March 26, 1986.

                 (14) Model Plans. Incorporated into this filing by reference to Post-Effective Amendment No. 15 filed November 26, 1993 and Post-Effective Amendment No. 18 filed November 22, 1995.

               **(15)    Plans under Rule 12b-1.

                         (a) Plan under Rule 12b-1 for DelCap Fund A Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                         (b) Plan under Rule 12b-1 for DelCap Fund B Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                         (c) Plan under Rule 12b-1 for DelCap Fund C Class (November 29, 1995) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                         (d) Plan under Rule 12b-1 for Capital Appreciation Fund A Class (November 29, 1996) attached as Exhibit.

                         (e) Plan under Rule 12b-1 for Capital Appreciation Fund B Class (November 29, 1996) attached as Exhibit.

                         (f) Plan under Rule 12b-1 for Capital Appreciation Fund C Class (November 29, 1996) attached as Exhibit.

                 (16)    Schedules of Computation for each Performance
                         Quotation.

                         (a) Incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995 and Post-Effective Amendment No. 21 filed November 27, 1996.

                         (b) Schedules of Computation for each Performance Quotation for periods not previously electronically filed attached as Exhibit.




**Relates to DelCap Fund's and Capital Appreciation Fund's retail classes of shares only.

PART C - Other Information
(Continued)


                 (17)    Financial Data Schedules.

                         (a) Incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                         (b) Financial Data Schedules for the period ended March 31, 1997 for Capital Appreciation Fund attached as Exhibit.

                 (18)    Plan under Rule 18f-3.

                         (a) Plan under Rule 18f-3 (as amended May 1, 1996) (Module) incorporated into this filing by reference to Post-Effective Amendment No. 21 filed November 27, 1996.

                         (b) Amended Appendix A (September 30, 1996) to Plan under Rule 18f-3 attached as Exhibit.

                         (c) Amended Appendix A (November 29, 1996) to Plan under Rule 18f-3 attached as Exhibit.

                         (d) Amended Appendix A (February 24, 1997) to Plan under Rule 18f-3 attached as Exhibit.

                 (19)    Other: Directors' Power of Attorney.  Incorporated into
                                this filing by reference to Post-Effective
                                Amendment No. 18 filed November 22, 1995.

Item 25.  Persons Controlled by or under Common Control with Registrant.  None.

Item 26.  Number of Holders of Securities.

          (1)                                              (2)

                                                           Number of
          Title of Class                                   Record Holders
          --------------                                   --------------

          Delaware Group Equity Funds IV, Inc.'s
          DelCap Fund:

          DelCap Fund A Class
          Common Stock Par Value                           58,656 Accounts as of
          $.01 Per Share                                   March 31, 1997

          DelCap Fund B Class
          Common Stock Par Value                           1,769 Accounts as of
          $.01 Per Share                                   March 31, 1997

PART C - Other Information
(Continued)

         (1)                                               (2)

                                                           Number of
         Title of Class                                    Record Holders
         --------------                                    --------------

         DelCap Fund C Class
         Common Stock Par Value                            332 Accounts as of
         $.01 Per Share                                    March 31, 1997

         DelCap Fund Institutional Class
         Common Stock Par Value                            74 Accounts as of
         $.01 Per Share                                    March 31, 1997

         Delaware Group Equity Funds IV, Inc.'s
         Capital Appreciation Fund:

         Capital Appreciation Fund A Class
         Common Stock Par Value                            7 Accounts as of
         $.01 Per Share                                    March 31, 1997

         Capital Appreciation Fund B Class
         Common Stock Par Value                            0 Accounts as of
         $.01 Per Share                                    March 31, 1997

         Capital Appreciation Fund C Class
         Common Stock Par Value                            0 Accounts as of
         $.01 Per Share                                    March 31, 1997

         Capital Appreciation Fund
         Institutional Class
         Common Stock Par Value                            2 Accounts as of
         $.01 Per Share                                    March 31, 1997

Item 27. Indemnification. Incorporated into this filing by reference to initial Registration Statement filed September 24, 1985 and Article VII of the By-Laws, as amended, incorporated into this filing by reference to Post-Effective Amendment No. 18 filed November 22, 1995.

PART C - Other Information
(Continued)

Item 28.  Business and Other Connections of Investment Adviser.

          Delaware Management Company, Inc. (the "Manager") serves as investment manager to the Registrant and also serves as investment manager or sub-adviser to certain of the other funds in the Delaware Group (Delaware Group Equity Funds I, Inc., Delaware Group Equity Funds II, Inc., Delaware Group Trend Fund, Inc., Delaware Group Equity Funds V, Inc., Delaware Group Income Funds, Inc., Delaware Group Government Fund, Inc., Delaware Group Limited-Term Government Funds, Inc., Delaware Group Cash Reserve, Inc., Delaware Group Tax-Free Fund, Inc., DMC Tax-Free Income Trust-Pennsylvania, Delaware Group Tax-Free Money Fund, Inc., Delaware Group Premium Fund, Inc., Delaware Group Global & International Funds, Inc., Delaware Pooled Trust, Inc., Delaware Group Adviser Funds, Inc., Delaware Group Dividend and Income Fund, Inc. and Delaware Group Global Dividend and Income Fund, Inc.) and provides investment advisory services to institutional accounts, primarily retirement plans and endowment funds. In addition, certain directors of the Manager also serve as directors/trustees of the other Delaware Group funds, and certain officers are also officers of these other funds. A company indirectly owned by the Manager's parent company acts as principal underwriter to the mutual funds in the Delaware Group (see Item 29 below) and another such company acts as the shareholder servicing, dividend disbursing, accounting services and transfer agent for all of the mutual funds in the Delaware Group.

          The following persons serving as directors or officers of the Manager have held the following positions during the past two years:

Name and Principal             Positions and Offices with the Manager and its
Business Address*              Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------

Wayne A. Stork                 Chairman of the Board, President, Chief Executive
                               Officer, Chief Investment Officer and Director of
                               Delaware Management Company, Inc.; President,
                               Chief Executive Officer, Chairman of the Board and Director of the Registrant and each of the other funds in the Delaware Group, Delaware
                               Management Holdings, Inc., DMH Corp., Delaware
                               International Holdings Ltd. and Founders
                               Holdings, Inc.; Delaware Distributors, Inc. and
                               Delaware Capital Management, Inc.; Chairman,
                               Chief Executive Officer and Director of Delaware
                               International Advisers Ltd.; and Director of
                               Delaware Service Company, Inc. and Delaware
                               Investment & Retirement Services, Inc.

Richard G. Unruh, Jr.          Executive Vice President and Director of Delaware
                               Management Company, Inc.; Executive Vice
                               President of the Registrant and each of the other funds in the Delaware Group; Senior Vice
                               President of Delaware Management Holdings, Inc.
                               and Delaware Capital Management, Inc; and
                               Director of Delaware International Advisers Ltd.

                               Board of Directors, Chairman of Finance
                               Committee, Keystone Insurance Company since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Chairman of Finance Committee, AAA Mid Atlantic, Inc. since 1989, 2040 Market Street, Philadelphia, PA; Board of Directors, Metron, Inc. since 1995, 11911 Freedom Drive, Reston, VA

* Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal             Positions and Offices with the Manager and its
Business Address*              Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------


Paul E. Suckow                 Executive Vice President/Chief Investment
                               Officer, Fixed Income of Delaware Management
                               Company, Inc., the Registrant and each of the other funds in the Delaware Group; Executive Vice
                               President/Chief Investment Officer and Director of Founders Holdings, Inc.; Senior Vice
                               President/Chief Investment Officer, Fixed Income of Delaware Management Holdings, Inc.; Senior
                               Vice President of Delaware Capital Management,
                               Inc.; and Director of Founders CBO Corporation

                               Director, HYPPCO Finance Company Ltd.

David K. Downes                Executive Vice President, Chief Operating Officer
                               and Chief Financial Officer of Delaware
                               Management Company, Inc.; Executive Vice
                               President, Chief Operating Officer and Chief
                               Financial Officer of the Registrant and each of the other funds in the Delaware Group; Chairman and Director of Delaware Management Trust
                               Company; Executive Vice President, Chief
                               Operating Officer and Chief Financial Officer of
                               Delaware Management Holdings, Inc.; Executive
                               Vice President, Chief Operating Officer, Chief
                               Financial Officer and Director of DMH Corp.,
                               Delaware Distributors, Inc. and Founders
                               Holdings, Inc.; President, Chief Executive
                               Officer, Chief Financial Officer and Director of
                               Delaware Service Company, Inc.; Executive Vice
                               President, Chief Operating Officer, Chief
                               Financial Officer and Director of Delaware
                               International Holdings Ltd.; Executive Vice
                               President, Chief Financial Officer and Chief
                               Operating Officer of Delaware Capital Management,
                               Inc.; Chairman and Director of Delaware
                               Investment & Retirement Services, Inc.; Director of Delaware International Advisers Ltd.; and
                               Senior Vice President, Chief Administrative
                               Officer and Chief Financial Officer of Delaware
                               Distributors, L.P.

                               Chief Executive Officer and Director of Forewarn, Inc. since 1993, 8 Clayton Place, Newtown Square, PA

George M.                      Senior Vice President, Secretary and Director of
Chamberlain, Jr.               Delaware Management Company, Inc., DMH Corp.,
                               Delaware Distributors, Inc., Delaware Service
                               Company, Inc., Founders Holdings, Inc., Delaware
                               Capital Management, Inc. and Delaware Investment
                               & Retirement Services, Inc.; Senior Vice
                               President and Secretary of the Registrant, each of the other funds in the Delaware Group, Delaware Distributors, L.P. and Delaware
                               Management Holdings, Inc.; Executive Vice
                               President, Secretary and Director of Delaware
                               Management Trust Company; Secretary and Director of Delaware International Holdings Ltd.; and
                               Director of Delaware International Advisers Ltd.



*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal             Positions and Offices with the Manager and its
Business Address*              Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------

Richard J. Flannery            Managing Director/Corporate Tax & Affairs of
                               Delaware Management Company, Inc., Delaware
                               Management Holdings, Inc., DMH Corp., Delaware
                               Distributors, L.P., Delaware Distributors, Inc.,
                               Delaware Service Company, Inc., Delaware
                               Management Trust Company, Founders CBO
                               Corporation, Delaware Capital Management, Inc.
                               and Delaware Investment & Retirement Services,
                               Inc.; Vice President of the Registrant and each of the other funds in the Delaware Group;
                               Managing Director/Corporate Tax & Affairs and
                               Director of Founders Holdings, Inc.; Managing
                               Director and Director of Delaware International
                               Holdings Ltd.; and Director of Delaware
                               International Advisers Ltd.

                               Director, HYPPCO Finance Company Ltd.

                               Limited Partner of Stonewall Links, L.P. since 1991, Bulltown Rd., Elverton, PA; Director and Member of Executive Committee of Stonewall Links, Inc. since 1991, Bulltown Rd., Elverton, PA

Michael P. Bishof(1)           Vice President and Treasurer of Delaware
                               Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                               Distributors, L.P., Delaware Distributors, Inc.,
                               Delaware Service Company, Inc. and Founders
                               Holdings, Inc.; Assistant Treasurer of Founders
                               CBO Corporation; and Vice President and Manager of Investment Accounting of Delaware
                               International Holdings Ltd.

Eric E. Miller                 Vice President and Assistant Secretary of
                               Delaware Management Company, Inc., the
                               Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                               Inc., DMH Corp., Delaware Distributors, L.P.,
                               Delaware Distributors Inc., Delaware Service
                               Company, Inc., Delaware Management Trust Company,
                               Founders Holdings, Inc., Delaware Capital
                               Management, Inc. and Delaware Investment &
                               Retirement Services, Inc.

Richelle S. Maestro            Vice President and Assistant Secretary of
                               Delaware Management Company, Inc., the
                               Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                               Inc., Delaware Distributors, L.P., Delaware
                               Distributors, Inc., Delaware Service Company,
                               Inc., DMH Corp., Delaware Management Trust
                               Company, Delaware Capital Management, Inc.,
                               Delaware Investment & Retirement Services, Inc.
                               and Founders Holdings, Inc.; Secretary of
                               Founders CBO Corporation; and Assistant Secretary of Delaware International Holdings Ltd.

                               Partner of Tri-R Associates since 1989, 10001 Sandmeyer Lane, Philadelphia, PA


*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal             Positions and Offices with the Manager and its
Business Address*              Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------

Joseph H. Hastings             Vice President/Corporate Controller of Delaware
                               Management Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                               Management Holdings, Inc., DMH Corp., Delaware
                               Distributors, L.P., Delaware Distributors, Inc.,
                               Delaware Service Company, Inc., Delaware Capital
                               Management, Inc., Founders Holdings, Inc. and
                               Delaware International Holdings Ltd.; Executive
                               Vice President, Chief Financial Officer and
                               Treasurer of Delaware Management Trust Company;
                               Chief Financial Officer and Treasurer of Delaware
                               Investment & Retirement Services, Inc.; and
                               Assistant Treasurer of Founders CBO Corporation

Richard Salus(2)               Vice President/Assistant Controller of Delaware
                               Management Company, Inc.

Bruce A. Ulmer                 Vice President/Director of Internal Audit of
                               Delaware Management Company, Inc., the
                               Registrant, each of the other funds in the Delaware Group, Delaware Management Holdings,
                               Inc., DMH Corp. and Delaware Management Trust
                               Company; and Vice President/Internal Audit of
                               Delaware Investment & Retirement Services, Inc.

Steven T. Lampe(3)             Vice President/Taxation of Delaware Management
                               Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware Management
                               Holdings, Inc., DMH Corp., Delaware Distributors,
                               L.P., Delaware Distributors, Inc., Delaware
                               Service Company, Inc., Delaware Management Trust
                               Company, Founders Holdings, Inc., Founders CBO
                               Corporation, Delaware Capital Management, Inc.
                               and Delaware Investment & Retirement Services,
                               Inc.

Lisa O. Brinkley               Vice President/Compliance of Delaware Management
                               Company, Inc., the Registrant, each of the other funds in the Delaware Group, DMH Corp., Delaware
                               Distributors, L.P., Delaware Distributors, Inc.,
                               Delaware Service Company, Inc., Delaware
                               Management Trust Company, Delaware Capital
                               Management, Inc. and Delaware Investment &
                               Retirement Services, Inc.

Rosemary E. Milner             Vice President/Legal of Delaware Management
                               Company, Inc., the Registrant, each of the other funds in the Delaware Group, Delaware
                               Distributors, L.P. and Delaware Distributors,
                               Inc.

Douglas L. Anderson            Vice President/Operations of Delaware Management
                               Company, Inc., Delaware Investment and Retirement
                               Services, Inc. and Delaware Service Company,
                               Inc.; and Vice President/Operations and Director of Delaware Management Trust Company



*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal             Positions and Offices with the Manager and its
Business Address*              Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------

Michael T. Taggart             Vice President/Facilities Management and
                               Administrative Services of Delaware Management
                               Company, Inc.

Gerald T. Nichols              Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice
                               President of Founders Holdings, Inc.; and
                               Treasurer, Assistant Secretary and Director of
                               Founders CBO Corporation

Gary A. Reed                   Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                               Management, Inc.

Paul A. Matlack                Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., each of the tax-exempt funds, the fixed income funds and the closed-end funds in the Delaware Group; Vice
                               President of Founders Holdings, Inc.; and
                               President and Director of Founders CBO
                               Corporation.

Patrick P. Coyne               Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group and Delaware Capital
                               Management, Inc.

Roger A. Early                 Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., each of the tax-exempt funds and the fixed income funds in the Delaware Group

Mitchell L. Conery(4)          Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc. and each of the tax-exempt and fixed income funds in the Delaware
                               Group

George H. Burwell              Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., the Registrant and each of the equity funds in the Delaware
                               Group

John B. Fields                 Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., the
                               Registrant, each of the equity funds in the Delaware Group and Delaware Capital Management,
                               Inc.


*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal             Positions and Offices with the Manager and its
Business Address*              Affiliates and Other Positions and Offices Held
------------------             -----------------------------------------------

Gerald S. Frey(5)              Vice President/Senior Portfolio Manager of
                               Delaware Management Company, Inc., the Registrant and each of the equity funds in the Delaware
                               Group


(1) VICE PRESIDENT/GLOBAL INVESTMENT MANAGEMENT OPERATIONS, Bankers Trust and VICE PRESIDENT, CS First Boston Investment Management prior to June 1995.
(2)  SENIOR MANAGER, Ernst & Young LLP prior to December 1996.
(3)  TAX MANAGER, Price Waterhouse prior to October 1995.
(4)  INVESTMENT OFFICER, Travelers Insurance prior to January 1997.
(5)  SENIOR DIRECTOR, Morgan Grenfell Capital Management prior to June 1996.
 .

*Business address of each is 1818 Market Street, Philadelphia, PA 19103

Item 29.  Principal Underwriters.

          (a) Delaware Distributors, L.P. serves as principal underwriter for all the mutual funds in the Delaware Group.

          (b) Information with respect to each director, officer or partner of principal underwriter:

Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
------------------                                  ---------------------                       ---------------------

Delaware Distributors, Inc.                         General Partner                             None

Delaware Management
Company, Inc.                                       Limited Partner                             Investment Manager

Delaware Capital
Management, Inc.                                    Limited Partner                             None

Bruce D. Barton                                     President and CEO                           None

David K. Downes                                     Senior Vice President,                      Executive Vice
                                                    Chief Administrative Officer                President/Chief
                                                    and Chief Financial Officer                 Operating Officer/
                                                                                                Chief Financial Officer

George M. Chamberlain, Jr.                          Senior Vice President/                      Senior Vice President/
                                                    Secretary                                   Secretary



*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
------------------                                  ---------------------                       ---------------------

Thomas Sawyer                                       Senior Vice President/                      None
                                                    Western Sales Division

William F. Hostler                                  Senior Vice President/                      None
                                                    Marketing Services

Dana B. Hall                                        Senior Vice President/                      None
                                                    Key Accounts

J. Chris Meyer                                      Senior Vice President/                      None
                                                    Product Development

Stephen H. Slack                                    Senior Vice President/Wholesaler            None

Richard J. Flannery                                 Managing Director/Corporate                 Vice President
                                                    & Tax Affairs

Eric E. Miller                                      Vice President/                             Vice President/
                                                    Assistant Secretary                         Assistant Secretary

Richelle S. Maestro                                 Vice President/                             Vice President/
                                                    Assistant Secretary                         Assistant Secretary

Michael P. Bishof                                   Vice President/Treasurer                    Vice President/Treasurer

Steven T. Lampe                                     Vice President/Taxation                     Vice President/Taxation

Joseph H. Hastings                                  Vice President/                             Vice President/
                                                    Corporate Controller                        Corporate Controller

Lisa O. Brinkley                                    Vice President/                             Vice President/
                                                    Compliance                                  Compliance

Rosemary E. Milner                                  Vice President/Legal                        Vice President/Legal

Daniel H. Carlson                                   Vice President/Marketing                    None

Diane M. Anderson                                   Vice President/                             None
                                                    Retirement Services

Denise F. Guerriere                                 Vice President/Client Services              None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
------------------                                  ---------------------                       ---------------------

Julia R. Vander Els                                 Vice President/                             None
                                                    Client Services

Jerome J. Alrutz                                    Vice President/                             None
                                                    Client Services

Joanne A. Mettenheimer                              Vice President/                             None
                                                    National Accounts

Gregory J. McMillan                                 Vice President/                             None
                                                    National Accounts

Christopher H. Price                                Vice President/Annuity                      None
                                                    Marketing & Administration

Stephen J. DeAngelis                                Vice President/Product                      None
                                                    Development

Thomas P. Kennett                                   Vice President/ Wholesaler                  None

Susan T. Friestedt                                  Vice President/Customer                     None
                                                    Service

Dinah J. Huntoon                                    Vice President/Product                      None
                                                    Management

Soohee Lee                                          Vice President/Fixed Income                 None
                                                    Product Management

Ellen M. Krott                                      Vice President/Communications               None

Holly W. Reimel                                     Vice President/Telemarketing                None

Terrence L. Bussard                                 Vice President/Wholesaler                   None

William S. Carroll                                  Vice President/Wholesaler                   None

William L. Castetter                                Vice President/Wholesaler                   None

Thomas J. Chadie                                    Vice President/Wholesaler                   None


*Business address of each is 1818 Market Street, Philadelphia, PA 19103

PART C - Other Information
(Continued)


Name and Principal                                  Positions and Offices                       Positions and Offices
Business Address*                                   with Underwriter                            with Registrant
------------------                                  ---------------------                       ---------------------

Thomas C. Gallagher                                 Vice President/Wholesaler                   None

Douglas R. Glennon                                  Vice President/Wholesaler                   None

Christopher L. Johnston                             Vice President/Wholesaler                   None

William M. Kimbrough                                Vice President/Wholesaler                   None

Mac McAuliffe                                       Vice President/Wholesaler                   None

Patrick L. Murphy                                   Vice President/Wholesaler                   None

Henry W. Orvin                                      Vice President/Wholesaler                   None

Philip G. Rickards                                  Vice President/Wholesaler                   None

Laura E. Roman                                      Vice President/Wholesaler                   None

Michael W. Rose                                     Vice President/Wholesaler                   None

Thomas E. Sawyer                                    Vice President/Wholesaler                   None

Linda Schulz                                        Vice President/Wholesaler                   None

Edward B. Sheridan                                  Vice President/Wholesaler                   None

Robert E. Stansbury                                 Vice President/Wholesaler                   None

Larry D. Stone                                      Vice President/Wholesaler                   None

John A. Wells                                       Vice President/Marketing                    None
                                                    Technology

          (c)   Not Applicable.

Item 30.  Location of Accounts and Records.

          All accounts and records are maintained in Philadelphia at 1818 Market Street, Philadelphia, PA 19103 or One Commerce Square, Philadelphia, PA 19103.



*Business address of each is 1818 Market Street, Philadelphia, PA 19103.

PART C - Other Information
(Continued)


Item 31.  Management Services.  None.

Item 32.  Undertakings.

          (a)   Not Applicable.

          (b)   Not Applicable.

          (c) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

          (d) The Registrant hereby undertakes to promptly call a meeting of shareholders for the purpose of voting upon the question of removal of any director when requested in writing to do so by the record holders of not less than 10% of the outstanding shares.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, this Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in this City of Philadelphia and Commonwealth of Pennsylvania on this 28th day of April, 1997.

                                     DELAWARE GROUP EQUITY FUNDS IV, INC.
                                  (formerly Delaware Group DelCap Fund, Inc.)

                                              By/s/Wayne A. Stork
                                                --------------------------
                                                Wayne A. Stork
                                       President, Chairman of the Board,
                                     Chief Executive Officer and Director

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

                  Signature                                           Title                                       Date
-------------------------------------------              -------------------------------------             ----------------

                                                         President, Chairman of the Board,
/s/ Wayne A. Stork                                       Chief Executive Officer and Director                 April 28, 1996
-------------------------------------------
Wayne A. Stork
                                                         Executive Vice President/Chief
                                                         Operating Officer/Chief Financial
                                                         Officer (Principal Financial Officer and
/s/David K. Downes                                       Principal Accounting Officer)                        April 28, 1997
-------------------------------------------
David K. Downes

/s/Walter P. Babich                       *              Director                                             April 28, 1997
-------------------------------------------
Walter P. Babich

/s/Anthony D. Knerr                       *              Director                                             April 28, 1997
-------------------------------------------
Anthony D. Knerr

/s/Ann R. Leven                           *              Director                                             April 28, 1997
-------------------------------------------
Ann R. Leven

/s/Charles E. Peck                        *              Director                                             April 28, 1997
-------------------------------------------
Charles E. Peck

/s/W. Thacher Longstreth                  *              Director                                             April 28, 1997
-------------------------------------------
W. Thacher Longstreth


                                                            *By/s/Wayne A. Stork
                                                               Wayne A. Stork
                                                           as Attorney-in-Fact for
                                                        each of the persons indicated


                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549



















                                    Exhibits

                                       to

                                    Form N-1A

















             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.             Exhibit
-----------             -------

EX-99.B1C               Executed Articles Supplementary (November 27, 1996)

EX-99.B1D               Executed Articles of Amendment (November 26, 1996)

EX-99.B5B               Executed Investment Management Agreement (November 29, 1996) between
                        Delaware Management Company, Inc. and the Registrant on behalf of Capital
                        Appreciation Fund

EX-99.B6AIII            Executed Distribution Agreement (November 29, 1996) between Delaware
                        Distributors, L.P. and the Registrant on behalf of Capital Appreciation Fund

EX-99.B8AI              Executed Amendment to Custodian Agreement (November 29, 1996) between The
                        Chase Manhattan Bank and the Registrant on behalf of Capital Appreciation Fund

EX-99.B9A               Executed Amended and Restated Shareholders Services Agreement (November 29,
                        1996) between Delaware Service Company, Inc. and the Registrant on behalf of each
                        Fund

EX-99.B9BI              Executed Amendment No. 2 (November 29, 1996) to Delaware Group of Funds
                        Fund Accounting Agreement

EX-99.B9BII             Executed Amendment No. 3 (December 27, 1996) to Delaware Group of Funds
                        Fund Accounting Agreement

EX-99.B9BIII            Executed Amendment No. 4 (February 24, 1997) to Delaware Group of Funds
                        Fund Accounting Agreement

EX-99.B11               Consent of Auditors

EX-99.B15D              Plan under Rule 12b-1 for Capital Appreciation Fund A Class (November 29, 1996)

EX-99.B15E              Plan under Rule 12b-1 for Capital Appreciation Fund B Class (November 29, 1996)

EX-99.B15F              Plan under Rule 12b-1 for Capital Appreciation Fund C Class (November 29, 1996)

EX-99.B16B              Schedules of Computation for each Performance Quotation for periods not previously electronically filed




Exhibit No.             Exhibit
-----------             -------

EX-27                   Financial Data Schedules

EX-99.B18B              Amended Appendix A (September 30, 1996) to Plan under Rule 18f-3

EX-99.B18C              Amended Appendix A (November 29, 1996) to Plan under Rule 18f-3

EX-99.B18D              Amended Appendix A (February 24, 1997) to Plan under Rule 18f-3
